CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities
Net loss	$ (11,750)	$ (10,555)	$ (17,857)	$ (18,978)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on bargain purchase	(2,749)	0
Stock based compensation	159	432	1,584	625
Payment made in stock (payroll and consultants)	1,960	1,542	1,834	307
Allowance for doubtful accounts	92	81	78	14
Depreciation and amortization	4,118	2,876	4,829	3,871
Change in fair value of derivative liabilities	(1,305)	(1,567)	(2,559)	0
Amortization of debt discount	50	43
Inventory valuation adjustment	192	0	0	159
Offering expenses (See Note 8)	684	163
Accrual of potential shortfall (See Note 7)	924	0
Bad debt write-off			0	257
Reserve for slow moving inventory			861	200
Impairment charge			2,092	0
Expenses associated with offering of warrant liabilities			640	0
Other income			0	(440)
Non-monetary exchange			0	(65)
Amortization of offering costs			326	0
Reversal of accrued bonus expense			0	(25)
Changes in assets and liabilities
Accounts receivable	(442)	(532)	(336)	(185)
Inventory	872	529	354	(1,676)
Prepaid expenses and other current assets	(6)	132	102	(3)
Accounts payable	369	486	328	(973)
Accrued expenses and interest expense	131	94	1,096	359
Deferred revenue and customer deposits	(86)	(252)
Due to related parties	307	1,384	0	1,649
Deferred revenue - related party			(12)	0
Net cash used in operating activities	(6,480)	(5,144)	(7,693)	(14,904)
Cash flows from investing activities
Cash disbursed in IMT acquisition, net	(23)	0
Capital expenditures for property and equipment	(12)	(160)	(34)	(134)
Capitalization of intangible assets	0	(1,716)	(2,192)	(1,771)
Net cash used in investing activities	(35)	(1,876)	(2,226)	(1,905)
Cash flows from financing activities
Repayment of capital lease obligation	(39)	(29)	(156)	(123)
Proceeds from multiple issuances of convertible preferred stock, common stock and warrants	9,539	6,647	1,977	664
Costs incurred in connection with multiple financings	(1,492)	0
Repayment of advances from related parties	(300)	0	(1,015)
Proceeds from issuance of convertible notes payable	1,000	1,470	1,470	0
Principle repayments of convertible notes payable	(1,221)	(702)	(702)	0
Proceeds from the exercise of warrants	492	17	1,758	0
Proceeds received from related party advances			2,330	285
Costs incurred in connection with convertible notes payable			(163)	0
Proceeds from issuance of common stock and warrants			4,976	11,224
Costs associated with under written offering			(946)	0
Net cash provided by financing activities	7,979	7,403	9,529	12,050
Net increase in cash	1,464	383	(390)	(4,759)
Cash, beginning of period	368	758	758	5,517
Cash, end of period	1,832	1,141	368	758
Cash paid for interest	626	240	240	0
Cash paid for taxes	0	0	0	0
Supplemental cash flow disclosures of investing and financing activities
Issuance of Common stock in connection with conversion of amounts due to related party	0	1,756	1,756
Reclassification of derivative liabilities to stockholders’ equity upon the exercise of warrants	2,379	1,197	1,390	0
Issuance of common stock in connection with the conversion of convertible notes payable	610	0	150	0
Amortization of commitment fees	0	135	294	0
Settlement of amounts due to related parties with issuance of common stock	304	0
Issuance of common stock in connection with the payment of a bonus			0	272
Stock issued as payment of fees on convertible preferred stock	0	88	0	17
Dividends and deemed dividend on Series B Preferred Stock conversion	1,808	3,079
Stock issued as payment of interest on convertible notes	90	90
Stock issued as payment of fees under the $15M purchase agreement			0	294
Acquisition of equipment under capital lease obligation			193	0
Common stock issued in connection with conversion of preferred stock	610		5,677	0
Conversion of amounts of due to related parties into Series B Preferred, common stock and warrants			845	0
Issuance of common stock in connection with the conversion of promissory note (related party)			500	0
Issuance of common stock in connection with the repayment of accrued interest			180	180
Derivative liability in connection with conversion option and warrants			270	270
Reclassification of inventory to fixed asset			0	163
Deemed dividend			3,079	$ 0
Purchase Consideration
Consideration paid	3,000	0	3,000
Tangible assets acquired and liabilities assumed at fair value
Cash	477	0	477
Accounts receivable	676	0	676
Inventories	3,329	0	2,649
Property and equipment	1,470	0	133
Other current assets	55	0
Accounts payable and deferred revenue	(423)	0	(423)
Deferred rent	(167)	0	(167)
Accrued expenses	(378)	0	(378)
Net tangible assets acquired	5,039	0	3,022
Identifiable intangible assets
Total Identifiable Intangible Assets	710	0	490
Total net assets acquired	5,749		3,512
Consideration paid	3,000	0	3,000
Gain on bargain purchase	2,749	0	512
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	360	0	$ 170
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	350	0
Series B Preferred Stock [Member]
Supplemental cash flow disclosures of investing and financing activities
Conversion of Convertible Preferred Stock into common stock	4,530	2,598
Series D Preferred Stock [Member]
Supplemental cash flow disclosures of investing and financing activities
Conversion of Convertible Preferred Stock into common stock	$ 1,750	$ 0